INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Schedule Of Income Tax [Line Items]
Operating loss carryforwards	$ 3,600,000
Deferred tax assets, operating loss carryforwards, domestic	500,000
Unrecognized tax benefits	0	$ 0	$ 143,000
Accrued interest and penalties related to uncertain tax positions	0
Foreign tax authority
Schedule Of Income Tax [Line Items]
Operating loss carryforwards	$ 11,600,000
Minimum | State and local jurisdiction
Schedule Of Income Tax [Line Items]
Operating loss carryforward expiration period	2018
Maximum | State and local jurisdiction
Schedule Of Income Tax [Line Items]
Operating loss carryforward expiration period	2028
Expiration in fiscal year 2026
Schedule Of Income Tax [Line Items]
Operating loss carryforwards	$ 3,100,000